Property, Plant and Equipment, Net (Details Narrative) (Wetouch Holding Group Limited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Wetouch Holding Group Limited [Member]
Depreciation expense	$ 244,592	$ 246,829	$ 725,708	$ 739,273